Segment Information	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Segment Information [Abstract]
Segment Information

(15) Segment Information

The segment information is presented on a basis that is consistent with the Company’s internal management reporting. The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM manages the Company and reports financial results based on three reportable segments which are the same as the Company’s operating segments. The CODM evaluates the performance of these reportable segments and allocates resources to make operating decisions based on certain financial information, including segmented internal income/(loss) prepared on a basis consistent with U.S. GAAP. The measurement criteria is based on their operating revenue and operating income (loss) and excluding any corporate costs which are not allocatable to the operating segments. The CODM’s measurement criteria does not include segment assets. During the periods presented, the Company reported its financial performance through the following three reportable segments; Residential Solar Installation, New Homes Business and Sunder.

Residential Solar Installation. This segment performs solar system, storage and battery installations for residential homeowners.

New Homes Business. This segment is new, as a result of the SunPower Acquisition which occurred in the fourth quarter of fiscal 2024. The Company developed a method to allocate direct expenses for the respective reportable segments. This segment performs solar system installations for new home builders.

Sunder. This segment is new beginning in fiscal year 2025, as a result of the Sunder Acquisition which occurred late in the third quarter of fiscal 2025. This segment’s principal activity is a solar energy sales force to initiate and execute contracts with customers throughout the United States.

	Thirteen Weeks Ended
	September 28, 2025				September 29, 2024
(in thousands)	Residential Solar Installation	New Homes Business	Sunder	Total	Residential Solar Installation	New Homes Business	Sunder	Total
Operating revenues	$38,579	$27,116	4,310	$70,005	$5,536	$—	$—	$5,536

Less:
Cost of revenues	20,984	13,329	3,652	37,965	8,693	—	—	8,693
Sales commissions	7,479	55	—	7,534	7,270	—	—	7,270
Sales and marketing	4,781	1,686	—	6,467	1,093	—	—	1,093
General and administrative(1)	12,240	9,243	—	21,483	18,450	—	—	18,450
Operating (loss) income from continuing operations	(6,905)	2,803	658	(3,444)	(29,970)	—	—	(29,970)
Reconciliation of segment (loss) income from continuing operations before income taxes:
Unallocated amounts:
Interest expense				(8,104)				(2,338)
Interest income				—				86
Other expense, net				(4,256)				(65,684)
Gain on extinguishment of debt				—				19,948
(Loss) from continuing operations before income taxes				$(15,804)				$(77,958)

(1)	For the thirteen weeks ended September 28, 2025, depreciation and amortization expense was $1.0 million, $0.3 million, and zero for the Residential Solar Installation, New Homes Business and Sunder reportable segments, respectively. For the thirteen weeks ended September 29, 2024, depreciation and amortization expense was $0.3 million for the Residential Solar Installation reportable segment.

	Thirty-Nine Weeks Ended
	September 28, 2025				September 29, 2024
(in thousands)	Residential Solar Installation	New Homes Business	Sunder	Total	Residential Solar Installation	New Homes Business	Sunder	Total
Operating revenues	$114,097	$101,862	4,310	$220,269	$20,068	$—	$—	$20,068

Less:
Cost of revenues	67,388	55,930	3,652	126,970	21,834	—	—	21,834
Sales commissions	22,882	1,391	—	24,273	11,691	—	—	11,691
Sales and marketing	19,591	2,173	—	21,764	3,762	—	—	3,762
General and administrative(1)	32,782	19,600	—	52,382	29,789	—	—	29,789
Operating (loss) income from continuing operations	(28,546)	22,768	658	(5,120)	(47,008)	—	—	(47,008)
Reconciliation of segment (loss) income from continuing operations before income taxes:
Unallocated amounts:
Interest expense				(23,258)				(8,230)
Interest income				3				102
Other expense, net				(1,724)				(66,234)
Gain on extinguishment of debt				—				19,948
(Loss) from continuing operations before income taxes				$(30,099)				$(101,422)

(1)	In the thirty-nine weeks ended September 28, 2025, depreciation and amortization expense was $3.4 million, $0.9 million and zero for the Residential Solar Installation, New Homes Business and Sunder reportable segments, respectively. In the thirty-nine weeks ended September 29, 2024, depreciation and amortization expense was $1.0 million for the Residential Solar Installation reportable segment.

(22) Segment Information

The segment information is presented on a basis that is consistent with the Company’s internal management reporting. The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM manages the Company and report financial results based on two reportable segments which are the same as our operating segments. CODM evaluates the performance of these reportable segments and allocates resources to make operating decisions based on certain financial information, including segmented internal income/(loss) from continuing operations prepared on a basis consistent with U.S. GAAP. The measurement criteria is based on their operating revenue and operating income (loss) and excluding any corporate costs which are not allocatable to the operating segments. The CODM’s measurement criteria does not include segment assets. During the periods presented, the Company reported its financial performance through the following two reportable segments; Residential Solar Installation and New Homes Business.

Residential Solar Installation. This segment performs solar system, storage and battery installations for residential homeowners.

New Homes Business. This segment is new in fiscal year 2024 as a result of the SunPower Acquisition which occurred in the fourth quarter of fiscal 2024. The Company developed a method to allocate direct expenses for the respective reportable segments. This segment performs solar system installations for new home builders.

	Fiscal Year Ended December 29, 2024
(in thousands)	Residential Solar Installation	New Homes Business	Total
Operating revenues	$67,460	$41,282	$108,742

Less:
Cost of revenues	45,266	23,974	69,240
Sales commissions	23,388	1,202	24,590
Sales and marketing	6,827	-	6,827
General and administrative (1)	9,805	3,232	13,037
Operating income (loss)	(17,826)	12,874	(4,952)

Reconciliation of segment loss from continuing operations before income taxes:
Unallocated amounts:
General corporate expense	-	-	(63,557)
Interest expense	-	-	(16,223)
Interest income	-	-	19
Other income (expense), net	-	-	7,932
Gain on troubled debt restructuring	-	-	22,337
Loss from continuing operations before taxes	$-	$-	$(54,444)

(1)	For the year ended December 29, 2024, depreciation and amortization expense was $2.6 million and $0.1 million for the Residential Solar Installation and New Homes Business reportable segments, respectively.
	Fiscal Year Ended December 31, 2023
(in thousands)	Residential Solar Installation	New Homes Business	Total
Operating revenues	$87,616	$-	$87,616

Less:
Cost of revenues	69,828	-	69,828
Sales commissions	31,127	-	31,127
Sales and marketing	6,920	-	6,920
General and administrative (1)	32,099	-	32,099
Operating income (loss)	(52,358)	-	(52,358)

Reconciliation of segment loss from continuing operations before income taxes:
Unallocated amounts:
General corporate expense	-	-	-
Interest expense	-	-	(14,033)
Interest income	-	-	36
Other income (expense), net	-	-	(29,862)
Gain on troubled debt restructuring	-	-	-
Loss from continuing operations before taxes	$-	$-	$(96,217)

(1)	For the year ended December 31, 2023, depreciation and amortization expense was $0.9 million for the Residential Solar Installation reportable segment.

Assets by segment are as follows (in thousands):

	As of
	December 29,	December 31,
	2024	2023
Residential Solar Installation	$66,145	$47,322
New Homes Business	78,321	-
Total assets	$144,466	$47,322